UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

FRANK FUNDS

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

WEST HILLS CORE FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

ANNUAL REPORT

June 30, 2023

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2023 (UNAUDITED)

To our Fellow Shareholders,

Financial markets rebounded sharply in the past twelve months, yet economic activity has deteriorated. Frank Funds strategies remain well-positioned to navigate a changing risk environment. The Trust has grown significantly in the fiscal year, and we are eager to help our shareholders, new and old, meet their goals. We remain thankful for our shareholders, employees, and stakeholders.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) Institutional Class returned 17.66% for the fiscal year ended June 30, 2023, compared to 19.56% for its benchmark, the S&P 500 Total Return Index.

During the fiscal year, Frank Capital Partners LLC (FCP) uncovered several value-investing opportunities overlooked by passive, benchmarked, and other investors hindered by strict mandates. FCP is pleased to operate outside the realm of indexation because companies outside of the common indices currently offer superior long-term return expectations.

Several of the Frank Value Fund’s holdings outperformed the S&P 500 in fiscal 2023. Specifically, Fund holdings in technology and energy experienced increases and outperformance relative to the index. Frank Value Fund holdings Opera (NASDAQ: OPRA) and Now Inc (NYSE: DNOW) benefited from excitement over artificial intelligence and oil supply chain inflation, respectively, appreciating 208% and 27% respectively. The Frank Value Fund realized gains in Opera and Now Inc during the fiscal year and is no longer invested in the companies.

Holdings like PayPal (NASDAQ: PYPL) underperformed in the fiscal year, appreciating about 8%. Frank Capital Partners LLC strongly believes in the fundamentals of PayPal, and the core thesis is an attractive valuation, high business quality, and continued material share repurchases.

Frank Capital Partners LLC believes volatility, both upward and downward, will continue to increase while passive strategies gain market share. Accordingly, the management company has positioned the Frank Value Fund to opportunistically invest throughout this expected “fat tail” period.

Frank Value Fund Portfolio Manager

Brian Frank

Annual Report | 1

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

West Hills Core Fund Portfolio Performance

The West Hills Core Fund returned 14.54% for the fiscal year ended June 30, 2023, compared to 19.56% for the S&P 500 Total Return Index. This relative performance equates to an upside capture ratio of 69%. Since strategy change in October 2020, the West Hills Core Fund has returned 32.16% compared to 34.05% for the S&P 500 Total Return Index. This return is over 94% of the total return of the S&P 500 Total Return Index while maintaining approximately 2/3 the downside risk of the S&P 500 Total Return Index. The West Hills Core Fund hedges risk with listed options by selling out of the money call options and purchasing put options with the proceeds.

Since bottoming in the fall of 2022, the equity market has staged a strong rally and recaptured nearly all losses that occurred in 2022. Despite the Federal Reserve raising the Federal Funds rate by 5% to combat high inflation, various macroeconomic indicators, such as employment, retail sales, and GDP, have remained positive. Investors are optimistic that the Federal Reserve can orchestrate disinflation without causing a recession. However, monetary policy works with a lag of indeterminant length. The full effects of the monetary tightening to date have yet to be fully felt. Risks certainly remain for the economy, inflation, and corporate earnings. Whether the Federal Reserve is successful in achieving the hoped for economic soft landing, inflation fails to return to the 2% target, or the economy falls into a recession, the West Hills Core Fund will employ a consistent investment strategy of disciplined market exposure hedged with listed options.

West Hills Core Fund Portfolio Manager

Alan McClymonds

Annual Report | 2

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Camelot Event Driven Fund Portfolio Performance

Dear investor,

The Camelot Event-Driven Fund Institutional Class returned 4.95% for the fiscal year ended June 30, 2023, compared to 19.56% for the S&P 500 Total Return Index.

Over the last fiscal year, stock markets around the world dropped sharply at first, and rose precipitously in the second half of the fiscal year. At the end of the year, earnings growth appears to be slowing and further upside in equities may only be transitory. The portfolio is not positioned in a directional way, but individual positions can be hedged on a case-by-case basis to improve anticipated risk/return profiles.

The fund maintained its largest allocations to activist investments and special situations throughout the year. Activist activity remained strong throughout 2022 and the first half of calendar 2023, providing ample investment opportunities.

Merger arbitrage remains a relatively small allocation compared to allocations in the past. This is driven mainly by the insufficient risk/return profile this strategy has had during the low interest rate environment. With higher interest rates, the risk/return profile is expected to improve. However, overly aggressive and litigious antitrust regulators are, for now, increasing the risks in this sub-strategy to the point that such a lower allocation is warranted.

Distressed opportunities represent a small percentage of the portfolio. The management team believes that better opportunities in this area will arise during the next few years.

I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Sincerely,

Brian Frank                                Alan McClymonds           Thomas Kirchner

President, Portfolio Manager     Portfolio Manager             Portfolio Manager

Frank Funds Trust                      West Hills Core Fund       Camelot Event-Driven Fund

Frank Value Fund

Annual Report | 3

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/23
Frank Value Fund - Investor Class	17.36%	6.53%	4.59%	6.24%	$ 31,455
S&P 500 Total Return Index	19.56%	12.27%	12.83%	9.85%	$ 58,745

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2022 Prospectus, the Fund’s total annual operating expense ratio was 1.37% for Investor Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 4

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/23
Frank Value Fund - Class C	16.44%	5.72%	3.81%	6.54%	$ 22,442
S&P 500 Total Return Index	19.56%	12.27%	12.83%	13.57%	$ 50,386

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Per the fee table in the November 1, 2022 Prospectus, the Fund’s total annual operating expense ratio was 2.12% for Class C Shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 5

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/23
Frank Value Fund - Institutional Class	17.66%	6.80%	4.85%	6.99%	$ 23,519
S&P 500 Total Return Index	19.56%	12.27%	12.83%	13.11%	$ 47,813

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2022 Prospectus, the Fund’s total annual operating expense ratio was 1.12% for Institutional Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 6

WEST HILLS FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/23
West Hills Core Fund *	14.54%	6.27%	2.87%	1.17%	$ 11,895
S&P 500 Total Return Index	19.56%	12.27%	12.83%	11.04%	$ 47,443
HFRX Equity Market Neutral Index	3.45%	-1.46%	-0.07%	-0.94%	$ 8,685

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Per the fee table in the November 1, 2022 Prospectus the Fund’s total annual operating expenses ratio was 1.65%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 7

CAMELOT FUND - CLASS A

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-Year	SINCE INCEPTION	VALUE AS OF 6/30/23
Camelot Event Driven Fund - Class A (with load)	-1.09%	9.44%	7.48%	6.81%	$ 36,411
Camelot Event Driven Fund - Class A (without load)	4.65%	10.68%	8.08%	7.12%	$ 38,518
S&P 500 Total Return Index	19.56%	12.27%	12.83%	9.86%	$ 65,128

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/21/2003 for Class A (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Class A shares of the Fund have a maximum sales charge of 5.50%.

Per the fee table in the November 1, 2022 Prospectus the Fund’s total annual operating expenses ratio was 2.22%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2023. After waiver the Fund’s net expense ratio in the November 1, 2022 Prospectus was 2.00%.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

Annual Report | 8

CAMELOT FUND - INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/23
Camelot Event Driven Fund - Institutional Class	4.95%	11.02%	8.38%	7.07%	$ 24,421
S&P 500 Total Return Index	19.56%	12.27%	12.83%	13.89%	$ 54,742

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 06/07/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2022 Prospectus the Fund’s total annual operating expenses ratio was 2.07%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2023. After waiver the Fund’s net expense ratio in the November 1, 2022 Prospectus was 1.75%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

Annual Report | 9

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Communication Services
9.86%
Consumer Cyclical
10.93%
Consumer Defensive
18.22%
Energy
17.69%
Financial Services
3.55%
Healthcare
5.06%
Money Market Fund
7.07%
Real Estate Investment Trust
5.16%
Technology
3.09%
U.S. Treasury Note Bond
4.00%
Utilities
15.37%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Annual Report | 10

WEST HILLS FUND

PORTFOLIO ANALYSIS

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the West Hills Core Fund (the “West Hills Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Options Purchased
0.10%
Money Market Fund
0.30%
Exchange Traded Fund
99.60%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Excludes written options.

Annual Report | 11

CAMELOT FUND

PORTFOLIO ANALYSIS

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Warrants 0.00% ^
Asset-Backed Securities 0.08%
Basic Materials 9.68%
Communication Services 5.82%
Consumer Cyclical 0.05%
Consumer Defensive 8.89%
Contingent Value Rights 0.01%
Convertible Bond 0.01%
Corporate Bonds 0.21%
Energy 6.23%
Financial Services 0.54%
Healthcare 14.72%
Industrials 5.62%
Money Market Fund 10.35%
Mortgage-Backed Securities 0.00% ^
Municipal Bonds 0.10%
Options Purchased 4.33%
Preferred Stocks 0.48%
Real Estate 0.52%
Real Estate Investment Trust 1.98%
Structured Notes 0.00% ^
Technology 4.18%
U.S. Treasury Note Bonds 11.29%
Utilities 14.91%

^ Less than 0.005%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

Annual Report | 12

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Fair Value

COMMON STOCKS - 79.62%

Bottled & Canned Soft Drinks & Carbonated Waters - 6.94%
15,717	Coca-Cola FEMSA S.A.B de C.V. Series L ADR	$ 1,309,383

Cigarettes - 8.66%
11,827	Altria Group, Inc.	535,763
15,135	British American Tobacco PLC ADR	502,482
6,110	Philip Morris International, Inc.	596,458
		1,634,703
Communications Services - 4.20%
11,771	Cogent Communication Holdings, Inc.	792,071

Electric & Other Services Combined - 5.32%
58,115	PG&E Corp. *	1,004,227

Electric Services - 5.96%
64,275	Algonquin Power & Utilities Corp. (Canada)	530,912
15,900	NRG Energy, Inc.	594,501
		1,125,413
Natural Gas Transmission - 4.77%
70,863	Energy Transfer L.P.	899,960

Oil & Gas Field Services - 2.73%
57,563	Nextier Oilfield Solutions, Inc. *	514,613

Petroleum Refining - 10.18%
121,074	Calumet Specialty Products Partners, L.P. *	1,920,234

Poultry Slaughtering and Processing - 2.60%
9,603	Tyson Foods, Inc. Class A	490,137

Retail-Eating Places - 7.65%
65,364	Arcos Dorados Holdings, Inc. (Uruguay) Class A	669,981
7,934	Jack In The Box, Inc.	773,803
		1,443,784
Services-Business Services - 6.64%
23,770	International Money Express, Inc. *	583,078
10,026	PayPal Holdings, Inc. *	669,035
		1,252,113
Services-Computer Processing & Data Preparation - 2.26%
323,097	Trivago N.V. ADR *	426,488

Services-Personal Services - 3.27%
19,350	H&R Block, Inc.	616,685

The accompanying notes are an integral part of these financial statements.

Annual Report | 13

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

Video Game Equipment - 3.39%
56,175	Nintendo Co. Ltd. ADR	$ 639,271

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 5.05%
10,075	Cardinal Health, Inc.	952,793

TOTAL FOR COMMON STOCKS (Cost $13,172,719) - 79.62%		15,021,875

CORPORATE BOND - 4.06%

Electric & Other Services Combined - 4.06%
780,000	Pacific Gas & Electric Co., 1.70%, 11/15/2023 ●	766,591

TOTAL FOR CORPORATE BOND (Cost $772,124) - 4.06%		766,591

REAL ESTATE INVESTMENT TRUST - 5.16%
34,478	Easterly Government Properties, Inc.	499,931
32,190	Postal Realty Trust, Inc. Class A	473,515
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $941,711) - 5.16%		973,446

UNITED STATES TREASURY NOTE BOND - 3.99%
780,000	United States Treasury Note, 2.125%, 7/31/2024 ●	753,127
TOTAL FOR UNITED STATES TREASURY NOTE BOND (Cost $772,113) - 3.99%		753,127

MONEY MARKET FUND - 7.06%
1,332,477	Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio 4.84% **	1,332,477
TOTAL FOR MONEY MARKET FUND (Cost $1,332,477) - 7.06%		1,332,477

TOTAL INVESTMENTS (Cost $16,991,144) *** - 99.89%		18,847,516

ASSETS IN EXCESS OF LIABILITIES, NET - 0.11%		21,175

NET ASSETS - 100.00%		$18,868,691

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2023.

*** Refer to Note 11 for tax cost.

● Level 2 Security

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Annual Report | 14

WEST HILLS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Fair Value

EXCHANGE TRADED FUND - 100.36%
15,975	SPDR S&P 500 ETF Trust (a)	$ 7,081,398
TOTAL FOR EXCHANGE TRADED FUND (Cost $6,275,161) - 100.36%		7,081,398

MONEY MARKET FUND - 0.31%
21,737	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio 4.84% **	21,737
TOTAL FOR MONEY MARKET FUND (Cost $21,737) - 0.31%		21,737

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $35,113) - 0.10%		7,007

TOTAL INVESTMENTS (Cost $6,332,011) *** - 100.77%		7,110,142

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $53,287) - (2.15%)		(151,636)

ASSETS IN EXCESS OF LIABILITIES, NET - 1.38%		97,349

NET ASSETS - 100.00%		$ 7,055,855

(a) Subject to written option contracts.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2023.

*** Refer to Note 11 for tax cost.

The accompanying notes are an integral part of these financial statements.

Annual Report | 15

WEST HILLS FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2023

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Annual Report | 16

WEST HILLS FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2023

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Annual Report | 17

CAMELOT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Fair Value

COMMON STOCKS - 73.07%

Automotive - 0.00%
5,926	Exide Technologies * ^ †	$ 0
101,663	Flyht Aerospace Solutions, Inc. (Canada) ^ † *	0
		0
Bakery Products - 0.29%
479,411	Bab, Inc.	330,794

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. ● *	17

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.66%
15,000	TreeHouse Foods, Inc. (a) (b) *	755,700

Communication Services - 0.15%
4,675	Intelsat Emergence SA (Luxembourg) * ●	168,627

Construction & Engineering - 0.04%
25,935	WeBuild SpA ADR	48,867

Drilling Oil & Gas Wells - 0.00%
2	Seadrill Ltd. (Bermuda) *	83

Electric & Other Services Combines - 2.50%
27,000	Duke Energy Corp. (a)	2,422,980
10,000	PNM Resources, Inc.	451,000
		2,873,980
Electric Services - 10.87%
55,000	Dominion Energy, Inc. (a)	2,848,450
120,000	NRG Energy, Inc. (a)	4,486,800
195,000	PPL Corp. (a)	5,159,700
		12,494,950
Electrical Industrial Apparatus - 0.31%
20,000	Hollysys Automation Technologies, Ltd. (China)	351,800

Federal & Federally-Sponsored Credit Agencies - 0.04%
100,000	Federal National Mortgage Association Fannie Mae *	44,000

Gaming, Lodging & Restaurants - 0.07%
10,000	Guoco Group Ltd. (Bermuda)	75,093

Gold and Silver Ores - 6.98%
59,500	Agnico Eagle Mines Ltd. (Canada) (a) (b)	2,973,810
100,000	B2Gold Corp. (Canada)	357,000

The accompanying notes are an integral part of these financial statements.

Annual Report | 18

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

Gold and Silver Ores - 6.98% - (Continued)
15,000	Barrick Gold Corp. (Canada) (b)	$ 253,950
30,000	NovaGold Resources, Inc. *	119,700
59,000	Newmont Corp. (a)	2,516,940
150,000	Seabridge Gold, Inc. (Canada) (a) *	1,807,500
		8,028,900
Grain Mill Products - 1.34%
10,000	Kellogg Co. (a)	674,000
10,000	Post Holdings, Inc. (a) (b) *	866,500
		1,540,500
Industrial Organic Chemicals - 2.56%
37,000	International Flavors & Fragrances, Inc. (a) (b)	2,944,830

Industrial Products - 2.95%
3,200	Gates Industrial Corp. PLC *	43,136
96,769	Mercury Systems, Inc. *	3,347,240
		3,390,376
Industrial Services - 0.04%
1,022,580	Astaldi SpA SPF (Italy) * ● †	50,618

Internet Content & Information - 0.08%
1,500	Scout24 SE ADR	95,884

Investment Advice - 0.01%
600	TPG, Inc. Class A	17,556

Investment Companies - 0.47%
15,000	A SPAC II Acquisition Corp. (Hong Kong) *	159,000
5,000	AIB Acquisition Corp. Class A *	54,200
3,100	Ares Acquisition Corp. II *	31,775
4,800	Disruptive Acquisition Corp. I Class A *	49,200
7,000	Investcorp Europe Acquisition Corp. I Class A (Cayman Islands) *	74,641
4,000	Jaguar Global Growth Corp. I Class A *	42,320
5,000	Lakeshore Acquisition II Corp. (China) *	52,900
7,300	Northern Star Investment Corp. III Class A *	75,920
		539,956
Laboratory Analytical Instruments - 4.08%
25,000	Illumina, Inc. (a) *	4,687,250

Media - 0.40%
50,000	Apogee 21 Holdings, Inc. *	0
11,249	Clear Channel Outdoor Holdings, Inc. *	15,411
30,000	Prosus N.V. ADR	441,000
		456,411

The accompanying notes are an integral part of these financial statements.

Annual Report | 19

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

Metals & Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ †	$ 0

Mineral Royalty Traders - 0.40%
4,000	Royal Gold, Inc. (a)	459,120

Natural Gas Transmission & Distribution - 1.94%
35,000	Southwest Gas Holdings, Inc. (a) (b)	2,227,750

Oil, Gas & Coal - 0.55%
4,000	Chevron Corp. (a) (b)	629,400

Operators of Nonresidential Buildings - 0.04%
1,004	Brookfield Corp. Class A (Canada)	33,785
251	Brookfield Asset Management, Inc. Class A (Canada)	8,190
		41,975
Perfumes, Cosmetics & Other Toilet Preparations - 6.15%
79,000	Colgate-Palmolive Co. (a)	6,086,160
5,000	Estee Lauder Cos., Inc. (a)	981,900
		7,068,060
Petroleum Refining - 5.85%
30,000	Marathon Petroleum Corp. (a)	3,498,000
110,000	Suncor Energy, Inc. (Canada) (a)	3,225,200
		6,723,200
Pharmaceutical Preparations - 3.01%
25,000	Elanco Animal Health, Inc.	251,500
30,000	Emisphere Technologies, Inc. ● Δ *	234,300
18,000	Johnson & Johnson (a) (b)	2,979,360
		3,465,160
Radio & TV Broadcasting & Communications Equipment - 1.28%
161,684	KVH Industries, Inc. * (b)	1,477,792

Radio Broadcasting Stations - 0.01%
4,610	iHeartMedia, Inc. Class A *	16,780

Real Estate - 0.45%
16,500	CA Immobilien Anlagen AG (Austria)	477,949
1,100	Vesta Real Estate Corp., S.A.B. de C.V. ADR *	35,442
10,000	S Immo AG (Austria)	0
		513,391
Retail - Department Stores - 0.05%
791	Neiman-Marcus Group Parent LLC † ● *	55,370

Search, Detection, Navigation, Guidance, Aeronautical Sys - 2.30%
13,500	L3Harris Technologies, Inc. (a)	2,642,895

The accompanying notes are an integral part of these financial statements.

Annual Report | 20

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

Services-Business Services - 2.52%
23,000	Fiserv, Inc. (a) (b) *	$ 2,901,450

Services-Computer Processing & Data Preparation - 0.28%
29,000	Sohu.com Ltd. ADR *	319,580

Services-Computer Programming, Data Processing - 0.38%
7,000	IAC/InterActiveCorp Class A (a) *	439,600

Services-Educational Services - 0.13%
59,708	Tarena International, Inc. ADR *	145,090

Services-Employment Agencies - 0.06%
15,400	51job, Inc. ADR * ●	71,148

Services-Medical Laboratories - 4.20%
20,000	Laboratory Corp. Of America Holdings (a)	4,826,600

Services-Prepackaged Software - 2.32%
25,000	Activision Blizzard, Inc. (a)	2,107,500
30,000	Gen Digital, Inc. (a)	556,500
		2,664,000
Surgical & Medical Instruments & Apparatus - 3.82%
73,000	Baxter International, Inc. (a) (b)	3,325,880
18,000	Globus Medical, Inc. Class A (a) *	1,071,720
		4,397,600
Telecommunications - 0.14%
44,529	NII Holdings, Inc. ^ Δ *	22,264
50,000	Telecom Italia SpA/Milano ADR	138,750
		161,014
Television Broadcasting Stations - 2.78%
88,000	Liberty Media Corp. - Liberty SiriusXM Series A (a)	2,887,280
19,562	Paramount Global Class B (a) (b)	311,231
		3,198,511
Waste & Environmental Services & Equipment - 0.00%
43,000	Strategic Environmental & Energy Resources, Inc. ^ † # *	5,263

Wholesale-Groceries & Related Products - 0.57%
15,000	US Foods Holding Corp. (a) (b) *	660,000

TOTAL FOR COMMON STOCKS (Cost $87,647,236) - 73.07%		84,006,941

REAL ESTATE INVESTMENT TRUST - 2.03%
20,500	Crown Castle International Corp. (a) (b)	2,335,770
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $3,499,318) - 2.03%		2,335,770

The accompanying notes are an integral part of these financial statements.

Annual Report | 21

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

ESCROW SHARES - 0.00%
1,777	Exide Technologies ^ † *	$ 0
33,000	Pershing Square Tontine Holdings, Ltd. *	0
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.00%		0

ASSET-BACKED SECURITIES - 0.08%
3,526	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 5.93% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●	3,223
85,627	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.56% (1 Month LIBOR USD + 0.705%), 2/25/2035 ** ●	79,609
313,384	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.71% (1 Month LIBOR USD + 0.32%), 6/25/2047 ** ●	11,450
TOTAL FOR ASSET-BACKED SECURITIES (Cost $112,350) - 0.08%		94,282

CONTINGENT VALUE RIGHTS - 0.01%

Communication Services - 0.00%
489	Intelsat CVR Class A (Luxembourg)	0
489	Intelsat CVR Class B (Luxembourg)	0
		0
Investment Companies - 0.01%
5,000	AIB Acquisition Corp. Class A	526
30,000	Aurora Technology Acquisition Corp. Class A	3,600
10,000	Blue World Acquisition Corp. Class A	2,210
4,000	Jaguar Global Growth Corp. Class A	600
5,000	Lakeshore Acquisition II Corp. (China)	1,030
		7,966
Radio & TV Broadcasting & Communications Equipment - 0.00%
145,009	KVH Industries, Inc.	0

TOTAL FOR CONTINGENT VALUE RIGHTS (Cost $0) - 0.01%		7,966

CONVERTIBLE BONDS - 0.01%

Radio Telephone Communications - 0.01%
92,684	Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda) 7.00% Perpetual ● #	7,878
TOTAL FOR CONVERTIBLE BONDS (Cost $14,238) - 0.01%		7,878

CORPORATE BONDS - 0.22%

Automotive - 0.00%
546,810	Exide Technologies 11.00%, 4/30/2022 + † ^ #	0

The accompanying notes are an integral part of these financial statements.

Annual Report | 22

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

Financial Services - 0.01%
5,000,000	Hellas Telecommunication Luxembourg II SCA Series 144a (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	$ 6,250
130,000	Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014 ** + ●	65
100,000	Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●	50
		6,365
Oil, Gas & Coal - 0.13%
167,898	Paratus Energy Services Ltd. Series 144A (United Kingdom) 10.000%, 07/15/2026 ●	152,787

Radio Telephone Communications - 0.02%
56,915	Digicel Group 0.5 Ltd. Private Placement Series 144A (Bermuda) 8.0%, 04/01/2025 ● #	25,026

Retail-Grocery Stores - 0.00%
50,000	Winn Dixie Stores, Inc. 8.875%, 4/01/2008 ●	0

Sovereign - 0.06%
1,000,000	Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	67,080

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	0

TOTAL FOR CORPORATE BONDS (Cost $1,330,850) - 0.22%		251,258

MORTGAGE-BACKED SECURITIES - 0.00%
77,690	GNR Government National Mortgage Series 2019-108 Class NI, 4.00%, 8/20/2049 ● ~	2,301
79,357	GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.76%, 6/25/2035 ● ~	1
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $57,192) - 0.00%		2,302

MUNICIPAL BONDS - 0.10%

Puerto Rico - 0.10%
17,074	Puerto Rico Commonwealth Restructured Series A1 4.00%, 7/01/2037 ●	15,323
24,036	Puerto Rico Commonwealth Restructured Series A1 5.625%, 7/01/2029 ●	25,741
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	3,750
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	3,750
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	28,125
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	11,250
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	20,625
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	5,625
		114,189

TOTAL FOR MUNICIPAL BONDS (Cost $184,611) - 0.10%		114,189

The accompanying notes are an integral part of these financial statements.

Annual Report | 23

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

PREFERRED STOCKS - 0.49%

Government Agencies - 0.48%
19,000	Federal Home Loan Mortgage Corp. Series B 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual ** ∞	$ 53,979
55,000	Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞	171,600
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual ∞	14,355
10,600	Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ** ∞	31,906
42,879	Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ** ∞	124,564
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞	76,000
20,000	Federal National Mortgage Corp. Series T 8.25%, Perpetual ∞	46,000
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞	18,260
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞	2,422
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞	14,075
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞	1,238
		554,399
Real Estate - 0.01%
722	Brookfield Property Partners LP, 6.25%, 7/26/2081 (Bermuda)	11,263

TOTAL FOR PREFERRED STOCKS (Cost $1,291,235) - 0.49%		565,662

STRUCTURED NOTES - 0.00%

Financial Services - 0.00%
100,000	Lehman Brothers Holdings, Inc. Series MTNH, 8.250%, 9/23/2020 + ● **	50
110,000	Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015 + ● **	165
100,000	Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **	50
200,000	Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023 + ● **	100
TOTAL FOR STRUCTURED NOTES (Cost $0) - 0.00%		365

UNITED STATES TREASURY NOTE BONDS - 11.59%
2,000,000	U.S. Treasury Note, 0.625%, 10/15/2024 ●	1,883,828
2,000,000	U.S. Treasury Note, 0.75%, 11/15/2024 ●	1,880,703
2,000,000	U.S. Treasury Note, 1.125%, 1/15/2025 ●	1,880,547
2,000,000	U.S. Treasury Note, 4.375%, 10/31/2024 ●	1,975,625
2,000,000	U.S. Treasury Note, 2.25%, 11/15/2024 ●	1,920,391
2,000,000	U.S. Treasury Note, 1.50%, 11/30/2024 ●	1,898,516
2,000,000	U.S. Treasury Note, 0.375%, 9/15/2024 ●	1,884,609
TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $13,491,392) - 11.59%		13,324,219

The accompanying notes are an integral part of these financial statements.

Annual Report | 24

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

WARRANTS - 0.00% (c)

Communication Services - 0.00%
6	Intelsat Emergence SA, 2/17/2027 @ $60.15 (Notional Value $0) (Luxembourg) *	$ 0

Investment Companies - 0.00%
30,000	Aurora Technology Acquisition Corp. Class A, 02/07/2028 @ $11.50 (Notional Value $318,600) *	423
5,000	Blue World Acquisition Corp., 01/10/2029 @ $11.50 (Notional Value $53,050) *	501
6,500	BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $69,940) *	1,093
2,066	DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $21,218) *	98
1,600	Disruptive Acquisition Corp. I Class A, 03/06/2026 @ $11.50 (Notional Value $16,400) *	147
3,500	Investcorp Europe Acquisition Corp. I Class A, 11/23/2028 @ $11.50 (Notional Value $37,310) (Cayman Islands) *	681
2,000	Jaguar Global Growth Corp. I Class A, 02/11/2027 @ $11.50 (Notional Value $21,160) *	90
633	Kismet Acquisition Two Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $0) *	0
2,500	Lakeshore Acquisition II Corp., 11/18/2026 @ $11.50 (Notional Value $26,450) (China) *	63
1,216	Northern Star Investment Corp. III Class A, 02/25/2028 @ $11.50 (Notional Value $12,646) *	0
1,216	Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $12,549) *	70
24,700	OceanTech Acquisitions I Corp. Class A, 05/10/2026 @ $11.50 (Notional Value $267,995) *	988
		4,154
Services-Automotive Repair, Services & Parking - 0.00%
300	SunCar Technology Group, Inc. Class A, 05/18/2028 @ 11.50 (Notional Value $7,731) (China) *	105

Services-Computer Programming Services - 0.00%
375	Semantix, Inc. Class A, 08/04/2027 @ $11.50 (Notional Value $986) (Brazil) *	30

TOTAL FOR WARRANTS (Cost $0) - 0.00%		4,289

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $8,498,304) - 4.45%		5,117,780

The accompanying notes are an integral part of these financial statements.

Annual Report | 25

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Fair Value

MONEY MARKET FUND - 10.63%
12,219,767	Goldman Sachs Tr Financial Square Government Fund – Institutional Class 4.95%	$ 12,219,767
TOTAL FOR MONEY MARKET FUND (Cost $12,219,767) - 10.63%		12,219,767

TOTAL INVESTMENTS (Cost $128,348,180) *** - 102.68%		118,052,668

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $6,585,273) - (5.36)%		(6,160,975)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $766,827) - (0.72)%		(831,807)

ASSETS IN EXCESS OF LIABILITIES, NET - 3.40%		3,914,043

NET ASSETS - 100.00%		$ 114,973,929

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2023.

*** Refer to Note 11 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $23,887,723 representing 20.78% of net assets.

(c) The notional amount is calculated by multiplying outstanding shares by the spot price at June 30, 2023.

+ Default Bonds

∞ Distressed Securities

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $33,777 representing 0.03% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $44,417 representing 0.04% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $117,501 representing 0.10% of net assets.

Δ Indicates a delisted security. Total market value for delisted securities is $256,564 representing 0.22% of net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report | 26

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2023

The accompanying notes are an integral part of these financial statements.

Annual Report | 27

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

JUNE 30, 2023

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

Annual Report | 28

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2023

CALL OPTIONS - (5.24)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Activision Blizzard, Inc.	Susquehanna	(150)	$ (1,200,000)	$ 80.00	1/19/2024	$ (150,450)
Activision Blizzard, Inc.	Susquehanna	(100)	(800,000)	80.00	11/17/2023	(88,500)
Agnico Eagle Mines Ltd. (Canada)	Susquehanna	(175)	(875,000)	50.00	1/19/2024	(89,250)
Agnico Eagle Mines Ltd. (Canada)	Susquehanna	(200)	(1,100,000)	55.00	11/17/2023	(48,000)
Agnico Eagle Mines Ltd. (Canada)	Susquehanna	(440)	(2,640,000)	60.00	11/17/2023	(55,000)
Baxter International, Inc.	Susquehanna	(250)	(1,125,000)	45.00	1/19/2024	(111,000)
Baxter International, Inc.	Susquehanna	(250)	(1,125,000)	45.00	8/18/2023	(62,750)
Baxter International, Inc.	Susquehanna	(230)	(1,092,500)	47.50	8/18/2023	(28,980)
Chevron Corp.	Susquehanna	(40)	(700,000)	175.00	9/15/2023	(3,240)
Colgate-Palmolive Co. ?	Susquehanna	(200)	(1,550,000)	77.50	1/19/2024	(79,000)
Colgate-Palmolive Co. ?	Susquehanna	(100)	(800,000)	80.00	1/19/2024	(27,000)
Colgate-Palmolive Co.	Susquehanna	(70)	(507,500)	72.50	8/18/2023	(35,420)
Colgate-Palmolive Co.	Susquehanna	(120)	(900,000)	75.00	8/18/2023	(36,000)
Colgate-Palmolive Co.	Susquehanna	(300)	(2,400,000)	80.00	11/17/2023	(55,500)
Crown Castle, Inc.	Susquehanna	(205)	(2,972,500)	145.00	1/19/2024	(16,605)
Dominion Energy, Inc.	Susquehanna	(550)	(3,025,000)	55.00	1/19/2024	(110,000)
Duke Energy Corp.	Susquehanna	(150)	(1,350,000)	90.00	1/19/2024	(75,000)
Duke Energy Corp.	Susquehanna	(120)	(1,140,000)	95.00	1/19/2024	(31,920)
Estee Lauder Cos., Inc. ?	Susquehanna	(50)	(1,025,000)	205.00	1/19/2024	(77,250)
Fiserv, Inc.	Susquehanna	(100)	(1,000,000)	100.00	1/19/2024	(303,000)
Fiserv, Inc. ?	Susquehanna	(130)	(1,365,000)	105.00	1/19/2024	(335,400)
Gen Digital, Inc. ?	Susquehanna	(300)	(570,000)	19.00	9/15/2023	(21,000)
Globus Medical, Inc. Class A ?	Susquehanna	(180)	(1,035,000)	57.50	12/15/2023	(108,000)
IAC, Inc. ?	Susquehanna	(70)	(350,000)	50.00	10/20/2023	(101,500)
Illumina, Inc.	Susquehanna	(100)	(1,950,000)	195.00	1/19/2024	(240,000)
Illumina, Inc.	Susquehanna	(100)	(2,000,000)	200.00	1/19/2024	(214,400)
Illumina, Inc. ?	Susquehanna	(50)	(975,000)	195.00	9/15/2023	(55,500)
International Flavors & Fragrances, Inc. ?	Susquehanna	(70)	(665,000)	95.00	11/17/2023	(9,800)
International Flavors & Fragrances, Inc.	Susquehanna	(300)	(2,400,000)	80.00	12/15/2023	(201,000)
Johnson & Johnson	Susquehanna	(70)	(1,120,000)	160.00	1/19/2024	(81,830)
Johnson & Johnson	Susquehanna	(60)	(990,000)	165.00	1/19/2024	(49,200)
Johnson & Johnson	Susquehanna	(50)	(775,000)	155.00	10/20/2023	(63,000)
Kellogg Co.	Susquehanna	(100)	(675,000)	67.50	9/15/2023	(22,000)
L3Harris Technologies, Inc. ?	Susquehanna	(70)	(1,260,000)	180.00	1/19/2024	(168,350)
L3Harris Technologies, Inc. ?	Susquehanna	(65)	(1,365,000)	210.00	10/20/2023	(25,675)

The accompanying notes are an integral part of these financial statements.

Annual Report | 29

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

JUNE 30, 2023

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

Annual Report | 30

CAMELOT FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2023

Shares		Fair Value

COMMON STOCKS * - (0.72)%

Miscellaneous Fabricated Metal Products - (0.38)%
(7,821)	Circor International, Inc.	$ (441,495)

Patent Owners & Lessors - (0.19)%
(7,425)	Franchise Group, Inc.	(212,652)

Title Insurance - (0.15)%
(6,000)	Argo Group International Holdings Ltd.	(177,660)

TOTAL FOR COMMON STOCKS (Proceeds $766,827) - (0.72)%		(831,807)

TOTAL SECURITIES SOLD SHORT (Proceeds $766,827) - (0.72)%		$ (831,807)

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Annual Report | 31

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2023

	Value Fund	West Hills Fund	Camelot Fund
Assets:
Investments in Securities, at Fair Value (Cost $16,991,144, $6,332,011 and $128,348,180, respectively)	$ 18,847,516	$ 7,110,142	$ 118,052,668
Cash	685	20,093	347,397
Due from Broker		67,009	5,824,522
Receivables:
Dividends and Interest	48,883	26,191	257,250
Shareholder Subscriptions	4,000	-	110,260
Portfolio Securities Sold	-	-	16,367
Due from Adviser	-	1,889	-
Prepaid Expenses	-	3,606	30,553
Total Assets	18,901,084	7,228,930	124,639,017
Liabilities:
Covered Call Options Written at Fair Value (Premiums received $0, $53,287 and $6,585,273, respectively)	-	151,636	6,160,975
Securities Sold Short at Fair Value (Proceeds $0, $0 and $766,827, respectively)	-	-	831,807
Payables:
Advisory Fees	13,852	-	110,659
Administrative Fees	3,197	40	13,676
Interest	-	2,439	-
Shareholder Redemptions	5,583	-	120,233
Portfolio Securities Purchased	-	-	2,373,850
Chief Compliance Officer Fees	-	2,630	2,731
Distribution Fees	9,761	-	13,806
Trustee Fees	-	201	187
Accrued Expenses	-	16,129	37,164
Total Liabilities	32,393	173,075	9,665,088

Net Assets	$ 18,868,691	$ 7,055,855	$ 114,973,929

Net Assets Consist of:
Paid In Capital	$ 16,007,882	$ 7,130,520	$ 119,748,072
Distributable Earnings (Deficit)	2,860,809	(74,665)	(4,774,143)
Net Assets	$ 18,868,691	$ 7,055,855	$ 114,973,929
Shares outstanding (unlimited number of shares authorized with no par value)		778,615
Net Asset Value Per Share		$ 9.06
Redemption Price Per Share ($9.06 x 0.98) *		$ 8.88

Investor Class:
Net Assets	$ 5,066,007
Shares outstanding (unlimited number of shares authorized with no par value)	349,875
Net Asset Value	$ 14.48
Redemption Price Per Share ($14.48 x 0.98) *	$ 14.19

Class A:
Net Assets			$ 11,314,103
Shares outstanding (unlimited number of shares authorized with no par value)			562,671
Net Asset Value			$ 20.11
Offering Price Per Share ($20.11/ 94.50%) (Note 2)			$ 21.28
Redemption Price Per Share ($20.11 x 0.98) *			$ 19.71

Class C:
Net Assets	$ 848,008
Shares outstanding (unlimited number of shares authorized with no par value)	64,772
Net Asset Value	$ 13.09
Redemption Price Per Share ($13.09 x 0.98) *	$ 12.83

Institutional Class:
Net Assets	$ 12,954,676		$ 103,659,826
Shares outstanding (unlimited number of shares authorized with no par value)	879,098		5,038,074
Net Asset Value	$ 14.74		$ 20.58
Redemption Price Per Share ($14.74 x 0.98 & $20.58 x 0.98) *	$ 14.45		$ 20.17

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value, West Hills, and Camelot Funds.

The accompanying notes are an integral part of these financial statements.

Annual Report | 32

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2023

	Value Fund	West Hills Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 575,893	$ 103,572	$ 1,016,670
Interest	147,988	1,619	1,008,061
Total Investment Income	723,881	105,191	2,024,731

Expenses:
Advisory Fees	176,094	64,321	1,042,179
Administration Fees	40,637	13,644	147,966
Accounting Fees	-	22,609	45,290
Servicing Account Fees	-	-	78,204
Transfer Agent Fees	-	-	23,482
Chief Compliance Officer Fees	-	32,000	32,000
Audit Fees	-	16,501	21,100
Distribution Fees	22,130	-	28,812
Legal Fees	-	2,006	7,453
Custody Fees	-	9,677	28,342
Trustee Fees	-	2,202	2,198
Printing and Mailing Expense	-	750	5,565
Interest Expense	-	10,900	-
Miscellaneous Fees	-	12,469	34,595
Registration Fees	-	5,105	47,257
Total Expenses	238,861	192,184	1,544,443
Fees Waived and/or Reimbursed by the Adviser	-	(84,478)	(111,073)
Net Expenses	238,861	107,706	1,433,370

Net Investment Income (Loss)	485,020	(2,515)	591,361

Realized Gain (Loss) on:
Investments and Foreign Currency Transactions	1,405,874	(311,556)	1,836,201
Written Options	-	248,800	4,029,600
Securities Sold Short	-	-	(7,032)
Net Realized Gain (Loss) on Investments, Proceeds from Litigation,
Written Options, Securities Sold Short and Foreign Currency Transactions	1,405,874	(62,756)	5,858,769

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	930,062	1,076,235	2,986,369)
Written Options	-	(118,838)	(600,056)
Securities Sold Short	-	-	(64,980)
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Options and Foreign Currency Transactions	930,062	957,397	3,651,405)

Realized and Unrealized Gain on Investments, Proceeds from Litigation,
Options, Securities Sold Short and Foreign Currency Transactions	2,335,936	894,641	2,207,364

Net Increase in Net Assets Resulting from Operations	$ 2,820,956	$ 892,126	$ 2,798,725

(a) Foreign withholding taxes on dividends.	$ -	$ -	$ (3,102)

The accompanying notes are an integral part of these financial statements.

Annual Report | 33

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2023	6/30/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 485,020	$ 112,728
Net Realized Gain on:
Investments and Foreign Currency Transactions	1,405,874	1,196,758
Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	930,062	(2,216,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,820,956	(907,010)

Distributions to Shareholders:
Distributions
Investor Class	(405,516)	(219,754)
Class C	(60,848)	(39,911)
Institutional Class	(984,218)	(548,278)
Total Distributions Paid to Shareholders	(1,450,582)	(807,943)

Capital Share Transactions	2,003,498	(708)

Total Increase (Decrease) in Net Assets	3,373,872	(1,715,661)

Net Assets:
Beginning of Year	15,494,819	17,210,480

End of Year	$18,868,691	$15,494,819

 The accompanying notes are an integral part of these financial statements.

Annual Report | 34

WEST HILLS FUND+

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2023	6/30/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,515)	$ (9,454)
Net Realized Gain (Loss) on:
Investments	(311,556)	87,945
Proceeds from Securities Litigation	-	622
Written Options	248,800	204,903
Unrealized Appreciation (Depreciation) on:
Investments	1,076,235	(823,347)
Written Options	(118,838)	18,415
Net Increase (Decrease) in Net Assets Resulting from Operations	892,126	(520,916)

Distributions to Shareholders:
Distributions	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions	211,865	2,092,832

Total Increase in Net Assets	1,103,991	1,571,916

Net Assets:
Beginning of Year	5,951,864	4,379,948

End of Year	$ 7,055,855	$5,951,864

+ On November 1, 2021, the West Hills Tactical Core Fund was renamed to West Hills Core Fund.

The accompanying notes are an integral part of these financial statements.

Annual Report | 35

CAMELOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2023	6/30/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 591,361	$ (183,633)
Net Realized Gain (Loss) on:
Investments	1,830,445	7,702,343
Proceeds from Securities Litigation	5,756	-
Written Options	4,029,600	(211,054)
Securities Sold Short	(7,032)	44,164
Unrealized Appreciation (Depreciation) on:
Investments	(2,986,369)	(11,710,470)
Written Options	(600,056)	3,417,373
Securities Sold Short	(64,980)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	2,798,725	(941,277)

Distributions to Shareholders:
Distributions:
Class A	(1,019,462)	-
Institutional Class	(4,922,587)	-
Total Distributions Paid to Shareholders	(5,942,049)	-

Capital Share Transactions	48,307,457	33,621,560

Total Increase in Net Assets	45,164,133	32,680,283

Net Assets:
Beginning of Year	69,809,796	37,129,513

End of Year	$114,973,929	$ 69,809,796

The accompanying notes are an integral part of these financial statements.

Annual Report | 36

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 13.36	$ 14.85	$ 13.13	$ 11.91	$ 12.42
Income (Loss) From Investment Operations:					
Net Investment Income *	0.34	0.08	0.05	0.02	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	1.87	(0.88)	1.67	1.23	(0.16)
Total from Investment Operations	2.21	(0.80)	1.72	1.25	(0.13)
Distributions:					
Net Investment Income	(0.09)	(0.16)	- (a)	(0.03)	(0.01)
Realized Gains	(1.00)	(0.53)	-	-	(0.37)
Total from Distributions	(1.09)	(0.69)	-	(0.03)	(0.38)
Redemption Fees ***	-	-	-	-	- (a)
Net Asset Value, at End of Year	$ 14.48	$ 13.36	$ 14.85	$ 13.13	$ 11.91
Total Return **	17.36%	(5.51)%	13.10%	10.50%	(0.99)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 5,066	$ 4,377	$ 5,011	$ 6,763	$ 6,923
Ratio of Expenses to Average Net Assets	1.37%	1.37%	1.46%	1.49%	1.49%
Ratio of Net Investment Income to Average Net Assets	2.39%	0.54%	0.36%	0.13%	0.26%
Portfolio Turnover	109.16%	104.17%	54.94%	64.60%	33.73%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 37

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 12.18	$ 13.62	$ 12.13	$ 11.06	$ 11.64
Income (Loss) From Investment Operations:					
Net Investment Loss *	0.20	(0.03)	(0.04)	(0.07)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.71	(0.80)	1.53	1.14	(0.15)
Total from Investment Operations	1.91	(0.83)	1.49	1.07	(0.21)
Distributions:					
Net Investment Income	-	(0.08)	- (a)	-	-
Realized Gains	(1.00)	(0.53)	-	-	(0.37)
Total from Distributions	(1.00)	(0.61)	-	-	(0.37)
Redemption Fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 13.09	$ 12.18	$ 13.62	$ 12.13	$ 11.06
Total Return **	16.44%	(6.23)%	12.29%	9.67%	(1.77)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 848	$ 818	$ 1,061	$ 1,071	$ 991
Ratio of Expenses to Average Net Assets	2.12%	2.12%	2.20%	2.24%	2.24%
Ratio of Net Investment Gain (Loss) to Average Net Assets	1.53%	(0.24)%	(0.28)%	(0.62)%	(0.49)%
Portfolio Turnover	109.16%	104.17%	54.94%	64.60%	33.73%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 38

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 13.58	$ 15.08	$ 13.29	$ 12.07	$ 12.59
Income (Loss) From Investment Operations:					
Net Investment Income *	0.37	0.12	0.14	0.05	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	1.91	(0.90)	1.65	1.24	(0.17)
Total from Investment Operations	2.28	(0.78)	1.79	1.29	(0.11)
Distributions:					
Net Investment Income	(0.12)	(0.19)	- (a)	(0.07)	(0.04)
Realized Gains	(1.00)	(0.53)	-	-	(0.37)
Total from Distributions	(1.12)	(0.72)	-	(0.07)	(0.41)
Redemption Fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 14.74	$ 13.58	$ 15.08	$ 13.29	$ 12.07
Total Return **	17.66%	(5.29)%	13.47%	10.76%	(0.78)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 12,955	$ 10,299	$ 11,139	$ 4,757	$ 4,470
Ratio of Expenses to Average Net Assets	1.12%	1.12%	1.18%	1.24%	1.24%
Ratio of Net Investment Income to Average Net Assets	2.62%	0.79%	0.99%	0.38%	0.51%
Portfolio Turnover	109.16%	104.17%	54.94%	64.60%	33.73%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 39

WEST HILLS FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2023	6/30/2022 +	6/30/2021 ^	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 7.91	$ 8.50	$ 6.88	$ 6.87	$ 6.87
Income From Investment Operations:					
Net Investment Income (Loss) *	- (c)	(0.01)	0.01	0.08	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	1.15	(0.58)	1.65	-	(0.01)
Total from Investment Operations	1.15	(0.59)	1.66	0.08	0.08
Distributions:					
Net Investment Income	-	-	(0.04)	(0.07)	(0.08)
Realized Gains	-	-	-	-	-
Total from Distributions	-	-	(0.04)	(0.07)	(0.08)
Redemption Fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 9.06	$ 7.91	$ 8.50	$ 6.88	$ 6.87
Total Return **	14.54%	(6.94)%	24.17%	1.19%	1.20%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 7,056	$ 5,952	$ 4,380	$ 141	$ 2,317
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a)	2.96%	3.04%	4.84%	4.55%	4.34%
Ratio of Net Investment Loss to Average Net Assets	(1.34)%	(1.66)%	(3.16)%	(2.42)%	(1.86)%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	1.66%	1.55%	1.56%	1.00%	1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.04)%	(0.17)%	0.13%	1.13%	1.36%
Portfolio Turnover	9.46%	1.82%	24.54%	1276.41%	1128.92%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expenses before reimbursements (excluding interest expense for options trading) was 2.79% for the year ended June 30, 2023, 2.98% for the year ended June 30, 2022, and 4.75% for the year ended June 30, 2021.

(b) Expenses after reimbursements (excluding interest expense for options trading) was 1.49% for the year ended June 30, 2023 and 2022, and 1.47% for the year ended June 30, 2021.

(c) Amount calculated is less than $0.005

+ On November 1, 2021, the West Hills Tactical Core Fund was renamed to West Hills Core Fund.

^ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.

The accompanying notes are an integral part of these financial statements.

Annual Report | 40

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 21.02	$ 20.92	$ 13.39	$ 14.24	$ 13.70
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	0.09	(0.13)	(0.15)	0.05	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	0.88	0.23 (h)	7.85	(0.76)	0.72
Total from Investment Operations	0.97	0.10	7.70	(0.71)	0.73
Distributions:					
Net Investment Income	-	-	(0.17)	(0.14)	(0.19)
Realized Gains	(1.88)	-	-	-	-
Total from Distributions	(1.88)	-	(0.17)	(0.14)	(0.19)
Redemption Fees ***	-	- (g)	- (g)	- (g)	- (g)
Net Asset Value, at End of Year	$ 20.11	$ 21.02	$ 20.92	$ 13.39	$ 14.24
Total Return **	4.65%	0.48%	57.83%	(5.09)%	5.46% (f)
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 11,314	$ 10,007	$ 7,159	$ 5,475	$ 6,978
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (b)	2.15%	2.22%	2.65%	2.57%	2.86%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.27%	(0.81)%	(1.47)%	(0.11)%	0.18%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (c)	2.00%	2.00%	2.04%	2.09% (e)	2.16% (e)
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.42%	(0.59)%	(0.86)%	0.37%	0.08%
Portfolio Turnover	102%	122%	287%	291%	386%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.15%, 2.21%, 2.61%, 2.51%, and 2.85% for the years ended June 30, 2023, 2022, 2021, 2020, and 2019, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 2.00%, 1.99%, 2.00%, 2.04%, and 2.15% for the years ended June 30, 2023, 2022, 2021, 2020, and 2019, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.17% of litigation fees for the years ended June 30, 2020, and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99% and 1.99%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the prior and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Annual Report | 41

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 21.41	$ 21.25	$ 13.55	$ 14.37	$ 13.83
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	0.17	(0.07)	(0.09)	0.11	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.88	0.23 (h)	7.97	(0.79)	0.71
Total from Investment Operations	1.05	0.16	7.88	(0.68)	0.77
Distributions:					
Net Investment Income	-	-	(0.18)	(0.14)	(0.23)
Realized Gains	(1.88)	-	-	-	-
Total from Distributions	(1.88)	-	(0.18)	(0.14)	(0.23)
Redemption Fees ***	- (g)	- (g)	- (g)	- (g)	- (g)
Net Asset Value, at End of Year	$ 20.58	$ 21.41	$ 21.25	$ 13.55	$ 14.37
Total Return **	4.95%	0.75%	58.44%	(4.81)%	5.77% (f)
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 103,660	$ 59,802	$ 29,971	$ 16,492	$ 23,120
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (b)	1.89%	2.07%	2.39%	2.30%	2.49%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.65%	(0.65)%	(1.14)%	0.35%	(0.16)%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (c)	1.75%	1.75%	1.79%	1.83% (e)	1.88% (e)
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.79%	(0.33)%	(0.54)%	0.81%	0.45%
Portfolio Turnover	102%	122%	287%	291%	386%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 1.89%, 2.05%, 2.35%, 2.26%, and 2.48% for the years ended June 30, 2023, 2022, 2021, 2020, and 2019, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.75%, 1.74%, 1.75%, 1.79%, and 1.87% for the years ended June 30, 2023, 2022, 2021, 2020, and 2019, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.14% of litigation fees for the years ended June 30, 2020, and 2019, respectively.

After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74% and 1.74%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the prior and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Annual Report | 42

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2023

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the West Hills Core Fund (the “West Hills Fund”) (formerly West Hills Tactical Core Fund) (formerly Leigh Baldwin Total Return Fund), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund and West Hills Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The West Hills Fund’s investment objective is to provide long-term capital appreciation. The West Hills Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The West Hills Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The West Hills Fund commenced operations on August 1, 2008 and was originally known as the Leigh Baldwin Total Return Fund and was advised by Leigh Baldwin & Co., LLC (“LBC”). The Leigh Baldwin Total Return Fund changed its name to West Hills Tactical Core Fund as of September 22, 2020. As of November 1, 2021, West Hills Tactical Core Fund was renamed to West Hills Core Fund.

The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Annual Report | 43

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value, West Hills, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. See Note 7 for additional disclosure on redemption fees for each Fund.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2023, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the profitability expected return, vendor pricing and market approaches, which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks, and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed income investments – Fixed income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded and to which valuation adjustments are not applied are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2023:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 15,021,875	$ -	$ -	$ 15,021,875
Corporate Bond	-	766,591	-	766,591
Real Estate Investment Trust	973,446	-	-	973,446
United States Treasury Note Bond	-	753,127	-	753,127
Money Market Fund	1,332,477	-	-	1,332,477
Total	$ 17,327,798	$ 1,519,718	$ -	$ 18,847,516

West Hills Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Exchange Traded Fund	$ 7,081,398	$ -	$ -	$ 7,081,398
Purchased Options
Put Options	7,007	-	-	7,007
Money Market Fund	21,737	-	-	21,737
Total	$ 7,110,142	$ -	$ -	$ 7,110,142

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (149,855)	$ -	$ -	$ (149,855)
Put Options	(1,781)			(1,781)
Total	$ (151,636)	$ -	$ -	$ (151,636)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 83,399,334	$ 580,080	$ 27,527	$ 84,006,941
Real Estate Investment Trust	2,335,770	-	-	2,335,770
Escrow Shares	-	-	-	-
Asset-Backed Securities	-	94,282	-	94,282
Contingent Value Rights	7,966	-	-	7,966
Convertible Bonds *	-	7,878	-	7,878
Corporate Bonds *	-	245,008	6,250	251,258
Mortgage-Backed Securities *	-	2,302	-	2,302
Municipal Bonds	-	114,189	-	114,189
Preferred Stocks *	565,662	-	-	565,662
Structured Notes	-	365	-	365
United States Treasury Note Bonds	-	13,324,219		13,324,219
Warrants *	4,289	-	-	4,289
Purchased Options
Call Options	487,450	-	-	487,450
Put Options	1,911,530	2,718,800	-	4,630,330
Money Market Fund	12,219,767	-	-	12,219,767
Total	$ 100,931,768	$ 17,087,123	$ 33,777	$118,052,668

	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (3,717,315)	$ (2,306,225)	$ -	$ (6,023,540)
Put Options	(133,760)	(3,675)	-	(137,435)
Common Stocks *	(831,807)	-	-	(831,807)
Total	$ (4,682,882)	$ (2,309,900)	$ -	$ (6,992,782)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value and West Hills Funds did not hold any Level 3 assets during the year ended June 30, 2023. It is each of the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of June 30, 2023 for the Value and West Hills Funds. There were no transfers between Level 1, Level 2 and Level 3 for the Camelot Fund. The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2022	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Transfers in to Level 3	Balance as of June 30, 2023
Common Stocks	$ 24,226	$ -	$ -	$ -	$ 3,301	$ -	$ 27,527
Preferred Stocks	10,000	-	(10)	(549,990)	540,000	-	-
Corporate Bonds	6,250	-	-	-	-	-	6,250
	$ 40,476	$ -	$ (10)	$(549,990)	$ 543,301	$ -	$ 33,777

The following presents information about significant unobservable inputs related to Level 3 investments at June 30, 2023:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input
Categories	June 30, 2023	Technique	Input	Values
Common Stocks
Automotive	$0	Market approach	Last traded price of	$0.00
			pre-conversion bonds
Metals & Mining	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Telecom	22,264	Profitability expected	Uncertainty of any	$0.50
		return method	additional future payout
Waste & Environmental	5,263	Market approach	Last traded price of non-	32.00%
Services & Equip.			restricted shares less a % discount
Escrow Shares	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Corporate Bonds	0	Vendor pricing	Single broker quote	$0.00
Automotive	0	Profitability expected	Liquidation value	$0.00
		return method	of asset
Financial Services	6,250	Vendor pricing	Single broker quote	$0.13

Venture Capital	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.91% of the average daily net assets of the Value Fund.  For the year ended June 30, 2023, FCP earned management fees of $176,094 from the Value Fund.  As of June 30, 2023, the Value Fund owed FCP $13,852 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee of 0.21% of the Value Fund's average daily net assets for those services.  This fee was permanently reduced from 0.25% when the Value Fund’s net assets exceeded $15 million in April 2021. Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2023, the Value Fund accrued $40,637 in administrative fees. At June 30, 2023, the Value Fund owed $3,197 in administrative fees.

West Hills Fund

The Trust has a “Management Agreement” with FCP with respect to the West Hills Fund.  Under the terms of the Management Agreement, FCP manages the investment portfolio of the West Hills Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement with the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the year ended June 30, 2023, FCP’s fee of $64,321 was accrued by the West Hills Fund for advisory fees.

The Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until August 31, 2025, so that the Fund’s total annual operating expenses will not exceed 1.49%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The agreement can be terminated at any time by the Board. FCP waived $64,321 of advisory fees and reimbursed the West Hills Fund $20,157 for expenses during the year ended June 30, 2023. As of June 30, 2023, FCP owed the West Hills Fund $1,889 for reimbursement of expenses. At June 30, 2023, the amounts subject to future recoupment total $216,643 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2021	June 30, 2024	$ 47,793
June 30, 2022	June 30, 2025	$ 84,372
June 30, 2023	June 30, 2026	$ 84,478

FCP also provides administrative services to the West Hills Fund under an Administration Agreement and receives a fee equal to 0.21% of the West Hills Fund’s average daily net assets for those services.  For the year ended June 30, 2023, the West Hills Fund accrued $13,644 in administrative fees. At June 30, 2023, the West Hills Fund owed $40 in administrative fees.

As of October 7, 2020, FCP also provides compliance services to the West Hills Fund for which it is paid $32,000 per year. At June 30, 2023, the West Hills Fund owed $2,630 in compliance fees.

Camelot Fund

Camelot Advisors (“Adviser”) serves as the investment adviser to the Camelot Fund. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  For the year ended June 30, 2023, Camelot Advisors earned management fees of $1,042,179 from the Camelot Fund. As of June 30, 2023, the Camelot Fund owed Camelot Advisors $110,659 for management fees.

Camelot Advisors has contractually agreed to waive their management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2023. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. Camelot Advisors waived $17,350 for Class A and $93,723 for Institutional Class, respectively, in total of $111,073 of advisory fees for the year ended June 30, 2023. At June 30, 2023, the amounts subject to future recoupment total $418,961 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2021	June 30, 2024	$ 161,858
June 30, 2022	June 30, 2025	$ 146,030
June 30, 2023	June 30, 2026	$ 111,073

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services. For the year ended June 30, 2023, the Camelot Fund accrued $147,966 in administrative fees.  At June 30, 2023, the Camelot Fund owed $13,676 in administrative fees.

FCP also provides compliance services to the Camelot Fund for which it is paid $32,000 per year.  At June 30, 2023, the Camelot Fund owed $2,731 in compliance fees.

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the year ended June 30, 2023, the Investor Class accrued $13,800 in distribution fees and Class C accrued $8,330 in distribution fees. At June 30, 2023, the Value Fund owed $9,761 in distribution fees.

The Trust, with respect to the West Hills Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  As of June 30, 2023, no fees have been accrued.

The Trust, with respect to the Camelot Fund Class A has adopted plans under Rule 12b-1 of the 1940 Act that allow the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor, and other brokers.  For the year ended June 30, 2023, the Camelot Fund accrued $28,812 in 12b-1 fees. At June 30, 2023, the Camelot Fund owed $13,806 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund and West Hills Fund.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2022 through June 30, 2023		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	269,716	$ 3,821,861	14,031	$ 205,415
Shares reinvested	18,963	249,362	11,580	158,882
Shares redeemed	(266,377)	(3,748,381)	(35,407)	(515,570)
Net Increase (Decrease)	22,302	$ 322,842	(9,796)	$ (151,273)

Value Fund – Class C	July 1, 2022 through June 30, 2023		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	1,535	$ 19,345	7,132	$ 94,345
Shares reinvested	4,615	55,053	2,744	34,434
Shares redeemed	(8,582)	(111,979)	(20,610)	(270,416)
Net Decrease	(2,432)	$ (37,581)	(10,734)	$ (141,637)

Value Fund – Institutional Class	July 1, 2022 through June 30, 2023		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	354,852	$ 5,093,477	64,696	$ 953,938
Shares reinvested	71,106	949,967	37,941	528,143
Shares redeemed	(305,374)	(4,325,207)	(82,971)	(1,189,879)
Net Increase	120,584	$ 1,718,237	19,666	$ 292,202

West Hills Fund	July 1, 2022 through June 30, 2023		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	36,894	$ 303,004	254,814	$ 2,248,563
Shares reinvested	-	-	-	-
Shares redeemed	(10,780)	(91,139)	(17,671)	(155,731)
Net Increase	26,114	$ 211,865	237,143	$ 2,092,832

Camelot Fund – Class A	July 1, 2022 through June 30, 2023		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	227,577	$ 4,770,017	219,847	$ 4,844,481
Shares reinvested	41,294	825,884	-	-
Redemption fees	-	-	-	115
Shares redeemed	(182,175)	(3,732,639)	(86,045)	(1,832,611)
Net Increase	86,696	$ 1,863,262	133,802	$ 3,011,985

Camelot Fund – Institutional Class	July 1, 2022 through June 30, 2023		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	3,512,438	$ 73,720,632	1,952,393	$ 42,951,016
Shares reinvested	220,575	4,506,358	-	-
Redemption fees	-	846	-	91
Shares redeemed	(1,487,913)	(31,783,641)	(569,526)	(12,341,532)
Net Increase	2,245,100	$ 46,444,195	1,382,867	$ 30,609,575

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Funds and reclassified to paid-in-capital.

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended June 30, 2023.

West Hills Fund

Average notional value of:

Call Options Purchased	$ -
Put Options Purchased	$ 2,676,900
Written Call Options	$ (4,402,500)
Written Put Options	$ (2,456,000)

Camelot Fund

Average notional value of:

Warrants	$ 1,020,831
Call Options Purchased	$ 9,043,750
Put Options Purchased	$ 34,872,813
Written Call Options	$(49,038,625)
Written Put Options	$ (5,275,750)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

West Hills Fund

As of June 30, 2023, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 7,007
Total Assets	$ 7,007

Liabilities	Equity Contracts
Written Options	$ (151,636)
Total Liabilities	$ (151,636)

For the year ended June 30, 2023, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (9,095)	$ (9,095)
Written Options	(118,838)	(118,838)
	$ (127,933)	$ (127,933)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (254,939)	$ (254,939)
Written Options	248,800	248,800
	$ (6,139)	$ (6,139)

Camelot Fund

As of June 30, 2023, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 5,117,780
Warrants – equity contracts	4,289
Structured Notes	365
Total Assets	$ 5,122,434

Liabilities	Equity Contracts
Written Options	$ (6,160,975)
Securities Sold Short	(831,807)
Total Liabilities	$ (6,992,782)

For the year ended June 30, 2023, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (3,779,276)	$ (3,779,276)
Written Options	(600,056)	(600,056)
Structured Notes	(1,275)	(1,275)
Warrants	(3,743)	(3,743)
	$ (4,384,350)	$ (4,384,350)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 2,648,748	$ 2,648,748
Written Options	4,029,600	4,029,600
Structured Notes	-	-
Warrants	4,793	4,793
	$ 6,683,141	$ 6,683,141

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities. Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The West Hills Fund and the Camelot Fund are subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the West Hills Fund and the Camelot Fund subject to offsets as of June 30, 2023:

			Gross	Net
		Gross	Amounts	Amounts	Gross Amounts Not
		Amounts	Offset	Presented	Offset in the Statements
		Recognized in	in the	in the	of Assets and Liabilities
		the Statement	Statements	Statements		Collateral
		of Assets and	of Assets	of Assets	Financial	Pledged	Net
Description	Counterparty	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
West Hills Fund

Assets:
Purchased Options	Interactive	$7,007	$—	$7,007	$—	$7,007	$—
	Brokers
Liabilities:
Written Options	Interactive	$(151,636)	$—	$(151,636)	$—	$(151,636)	$—
	Brokers

Camelot Fund

Assets:
Purchased Options	Susquehanna	$5,117,780	$—	$5,117,780	$—	$5,117,780	$—

Liabilities:
Written Options	Susquehanna	$(6,160,975)	$—	$(6,160,975)	$—	$(6,160,975)	$—

Note 10. Investment Transactions

For the year ended June 30, 2023, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $20,951,087 and $18,386,529, respectively. Purchases and sales of U.S. Government obligations aggregated $3,933,117 and $3,206,086, respectively.  For the year ended June 30, 2023, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the West Hills Fund aggregated $1,061,777 and $598,051, respectively.

For the year ended June 30, 2023, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $111,924,832 and $66,321,083, respectively.

Annual Report | 44

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

Note 11. Tax Matters

As of June 30, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	West Hills Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 2,311,357	$ 816,058	$ 5,464,732
Gross unrealized depreciation on investment securities	(497,601)	(755,289)	(15,933,964)
Net unrealized appreciation (depreciation) on investment securities	$ 1,813,756	$ 60,769	$(10,469,232)

Cost of investment securities, including short-term investments *	$17,033,760	$ 6,897,737	$ 121,529,118

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2023 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	West Hills Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 1,813,756	$ 60,769	$ (10,469,232)
Post December net-investment loss	-	(6,161)	-
Undistributed ordinary income (loss)	327,605	-	5,695,089
Accumulated undistributed long-term capital gain	719,448	-	-
Capital loss carry forwards: +
No expiration:
Long-term	-	(129,273)	-
Total Distributable earnings/(deficit)	$ 2,860,809	$ (74,665)	$ (4,774,143)

* The difference between book and tax cost represents disallowed wash sales and straddles for tax purposes for the West Hills and Camelot Funds and disallowed wash sales for the Value Fund.

+ The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the indefinite expiration date.  The West Hill Fund will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of losses on wash sales and straddles.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. The West Hills Fund utilized $460,486 of its capital loss carryforward during the year ended June 30, 2023.

The West Hills Fund has recorded a reclassification in their capital account. As of June 30, 2023, the West Hills Fund recorded permanent book/tax differences of $774 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the West Hills Fund.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The Funds paid the following distributions for the years ended June 30, 2023 and 2022:

Value Fund
Period/Year Ended	$ Amount	Tax Character
Investor Class
6/30/2023	$ 35,016	Ordinary income
6/30/2023	$ 370,500	Long-term capital gain
6/30/2022	$ 49,837	Ordinary income
6/30/2022	$ 169,917	Long-term capital gain

Class C
6/30/2023	$ 60,848	Long-term capital gain
6/30/2022	$ 4,959	Ordinary income
6/30/2022	$ 34,952	Long-term capital gain

Institutional Class
6/30/2023	$ 111,499	Ordinary income
6/30/2023	$ 872,719	Long-term capital gain
6/30/2022	$ 142,500	Ordinary income
6/30/2022	$ 405,778	Long-term capital gain

The West Hills Fund did not pay any distributions for the years ended June 30, 2023, and 2022.

Camelot Fund
Period/Year Ended	$ Amount	Tax Character
Class A
6/30/2023	$ 57,603	Ordinary income
6/30/2023	$ 961,859	Long-term capital gain

Institutional Class
6/30/2023	$ 278,142	Ordinary income
6/30/2023	$ 4,644,445	Long-term capital gain

The Camelot Fund did not pay any distributions during the year ended June 30, 2022.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2023, NFS, LLC owned approximately 48% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of June 30, 2023, NFS, LLC owned approximately 83% of the West Hills Fund, for the benefit of others, and may be deemed to control the West Hills Fund. As of June 30, 2023, LPL Financial owned approximately 26% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  Market Risk and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Note 15.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Annual Report | 45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of Frank Value Fund, West Hills Core Fund and Camelot Event Driven Fund,

   each a Series of the Frank Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), West Hills Core Fund (“West Hills Fund”), and the Camelot Event Driven Fund (“Camelot Fund”), each a series of the Frank Funds (the “Funds”), including the schedules of investments, purchased options,  written options and securities sold short as of June 30, 2023 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of June 30, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditors since 2005

Abington, Pennsylvania

August 29, 2023

Annual Report | 46

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, West Hills Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report | 47

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,076.58	$7.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.00	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,072.95	$10.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.28	$10.59

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,078.27	$5.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.24	$5.61

* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

West Hills Core Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,113.02	$7.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,009.03	$10.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.83	$10.04

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class

Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,010.31	$8.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.07	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 48

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2023 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 27, 2023.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

As to the nature, extent, and quality of the services provided by Frank Capital Partners LLC, the Board considered Frank Capital Partners LLC’s investment philosophy.  In addition, the Trustees reviewed Frank Capital Partners LLC’s Form ADV Parts I and II which described the operations and policies of Frank Capital Partners LLC. The Trustees reviewed a report prepared by Frank Capital Partners LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital Partners LLC and Frank Capital Partners LLC’s compliance activities.  Mr. Brian Frank of Frank Capital Partners LLC certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Frank Capital Partners LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

Annual Report | 49

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2023.  The Frank Value Fund’s performance was compared to the S&P 500 Index. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P 500 Index since inception by 294 bps. The Board reviewed the long-only index like the S&P 500 Index and agreed it was reasonable for a long-only fund like the Frank Value Fund.

The Trustees then reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  Mr. Brian Frank noted that the Report indicates the Institutional Share Class had a total expense ratio of 1.12%, which is more than the 0.91% peer group average and more than the 0.85% peer group median. Management Fees for the Frank Value Fund are 0.91% while the peer group average is 0.66% and the median is 0.67%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering the assets in the Frank Value Fund as well as the outperformance of the benchmark after fees.

As to profits realized by Frank Capital Partners LLC, the Board reviewed information regarding Frank Capital Partners LLC’s income and expense for calendar year 2022. The Board noted that although Frank Capital Partners LLC receives a Management Fee from the Frank Value Fund, the Administrative Fee is not enough to cover costs. Thus, a portion of the Management Fee is used to pay Fund expenses. The Board then discussed additional benefits received by Frank Capital Partners LLC from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital Partners LLC was not excessively profitable in relation to the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

West Hills Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the West Hills Tactical Core Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 27, 2023.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital Partners LLC, the Board considered Frank Capital Partners LLC’s investment philosophy.  In addition, the Trustees reviewed Frank Capital Partners LLC’s Form ADV Parts I and II which described the operations and policies of Frank Capital Partners LLC. The Trustees reviewed a report prepared by Frank Capital Partners LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital Partners LLC and Frank Capital Partners LLC’s compliance activities.  Mr. Brian Frank of Frank Capital Partners LLC certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Frank Capital Partners LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the West Hills Fund’s performance, Mr. Frank presented a comparison of the Morningstar peer group. Though the West Hills Fund has outperformed its benchmark, the S&P 500 Total Return Index in the YTD and since inception as of 6/30/2023.

The Trustees then reviewed information in the Report comparing the proposed expense ratio of the West Hills Fund to those of the peer group.  Mr. Brian Frank noted that the Report shows the West Hills Fund has a total expense ratio cap of 1.49%, which is above the peer group average of 1.02% and median of 0.92%. Management Fees for the West Hills Fund are 0.99% while the peer group average is 0.86% and the median is 0.74%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering an asset level of less than $7.5 million.

As to profits realized by Frank Capital Partners LLC, the Board reviewed information regarding Frank Capital Partners LLC’s income and expense for calendar year 2021. The Board noted that although Frank Capital Partners LLC will receive a Management Fee from the West Hills Fund, the Administrative Fee is not enough to cover costs. Thus, a portion of the Management Fee will be used to pay Fund expenses. The Board then discussed additional benefits received by Frank Capital Partners LLC from the West Hills Fund and agreed there were none. They concluded that Frank Capital Partners LLC is not be excessively profitable in relation to the West Hills Fund

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the West Hills Core Fund’s shareholders. Accordingly, they approved the continuation of the Management Agreement for an additional year.

Camelot Fund

The Management Agreement between the Trust and Camelot Event-Driven Advisors LLC (“CEDA”) as to the Camelot Event-Driven Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 27, 2023.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

As to the nature, extent, and quality of the services provided by Camelot Event-Driven Advisors LLC, the Board considered Camelot Event-Driven Advisors LLC’s investment philosophy. In addition, the Trustees reviewed Camelot Event-Driven Advisors LLC’s Form ADV Parts I and II which described the operations and policies of Camelot Event-Driven Advisors LLC. The Trustees reviewed a report prepared by Camelot Event-Driven Advisors LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Camelot Event-Driven Advisors LLC and Camelot Event-Driven Advisors LLC’s compliance activities.  Mr. Thomas Kirchner of Camelot Event-Driven Advisors LLC certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Camelot Event-Driven Advisors LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the Camelot Event-Driven Fund’s performance, the Trustees reviewed information in the Report regarding the Canekit Event-Driven Fund’s returns since inception and for the year ended March 31, 2023.  The Camelot Event-Driven Fund’s performance was compared to the S&P 500 Index. The Board noted that the Camelot Event-Driven Fund’s performance trailed the performance of the S&P 500 Index since inception by 244 bps. The Board reviewed the long-only index like the S&P 500 Index and agreed it was reasonable for the Fund.

The Trustees then reviewed information in the Report comparing the expense ratio of the Camelot Event-Driven Fund to those of the peer group.  Mr. Brian Frank noted that the Report indicates the Institutional Share Class had a total expense ratio of 1.75%, which is more than the 1.63% peer group average and more than the 1.65% peer group median. Management Fees for the Camelot Event-Driven Fund are 1.30% while the peer group average is 1.05% and the median is 1.03%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering the assets in the Camelot Event-Driven Fund as well as the recent outperformance of the benchmark after fees.

As to profits realized by CEDA, the Board reviewed information regarding CEDA’s income and expense for calendar year 2022. The Board noted that although CEDA receives a Management Fee from the Camelot Event-Driven Fund, it is not enough to cover costs. Thus, a portion of the Management Fee is used to pay Fund expenses. The Board then discussed additional benefits received by CEDA from the Camelot Event-Driven Fund, and agreed there were none. They concluded that CEDA was not excessively profitable in relation to the Camelot Event-Driven Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Camelot Event-Driven Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Annual Report | 50

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2023 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, International Business Machines Corp., a technology company, December 2012 to present.	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present.	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present.	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	CEO, Azimut Alternative Capital Partners; Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present. Founder, Managing Director Dyal Capital Partners – Neuberger Berman Group, private equity firm, 2011 – 2017.	3	Azimut Alternative Capital Partners

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

Annual Report | 51

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

Annual Report | 52

This Page Was Left Blank Intentionally

Annual Report | 53

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

UMB Financial Corporation

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the West Hills Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2023

$ 43,500

FY 2022

$ 45,500

(b)

Audit-Related Fees

Registrant

Adviser

FY 2023

$ 0

$ 0

FY 2022

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2023

$ 7,500

$ 0

FY 2022

$ 8,100

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2023

$ 0

$ 0

FY 2022

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2023

$ 7,500

$ 0

FY 2022

$ 8,100

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)

A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 7 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)

 A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities.

A registrant must disclose: (1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant; (2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized; (3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; (4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and (5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies .  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK FUNDS

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 6, 2023